CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 398,672	$ 288,844	$ (10,525)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	378,597	350,862	313,065
Amortization of deferred financing costs	13,272	14,203	14,302
Amortization of deferred interest expense	2,138	1,142
Amortization of discount on senior notes payable	801	723	417
Excess payment on acquisition of assets and liabilities	5,747
Loss on disposal of property and equipment	887	426	176
Allowance for doubtful debts and direct write off	28,416	37,803	33,182
Loss on extinguishment of debt		25,193
Written off deferred financing costs on modification of debt			1,992
Share-based compensation	8,973	8,624	6,043
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		4,310
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	(138)
Change in fair value of interest rate swap agreements	(363)	(3,947)
Changes in operating assets and liabilities:
Accounts receivable	(42,367)	(69,741)	(45,795)
Amounts due from affiliated companies	524	(318)	(1,527)
Amount due from a shareholder	6
Income tax receivable		265
Inventories	(1,318)	(268)	(5,565)
Prepaid expenses and other current assets	(3,716)	(9,359)	1,914
Long-term prepayments, deposits and other assets	(2,679)	379	180
Deferred tax assets	(81)	1	(25)
Accounts payable	1,722	3,143	64
Accrued expenses and other current liabilities	164,886	94,182	94,190
Income tax payable	(313)	238	(34)
Amounts due to affiliated companies	(564)	412	(689)
Amounts due to shareholders		(267)	11
Other long-term liabilities	809	777	326
Deferred tax liabilities	(3,678)	(2,967)	253
Net cash (used in) provided by operating activities	950,233	744,660	401,955
CASH FLOWS FROM INVESTING ACTIVITIES
Changes in restricted cash	(1,047,019)	(185,992)	69,137
Acquisition of property and equipment	(220,480)	(90,268)	(197,385)
Payment for land use rights	(53,830)	(15,271)	(29,802)
Deposits for acquisition of property and equipment	(7,708)	(3,962)	(5,224)
Net payment for acquisition of assets and liabilities	(5,315)	(290,058)
Payment for entertainment production costs	(1,788)	(70)	(27,116)
Proceeds from sale of property and equipment	422	233	80
Net cash (used in) provided by investing activities	(1,335,718)	(585,388)	(190,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	(30,297)	(36,135)	(22,944)
Deferred payment for acquisition of assets and liabilities	(25,000)
Prepayment of deferred financing costs	(18,812)
Principal payments on long-term debt	(2,755)	(117,076)	(551,402)
Proceeds from long-term debt	868,000	706,556	592,026
Capital contribution from noncontrolling interests	140,000
Proceeds from exercise of share options	3,599	4,565
Net cash provided by (used in) financing activities	934,735	557,910	17,680
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	1,935	(1,081)
NET INCREASE IN CASH AND CASH EQUIVALENTS	551,185	716,101	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,158,024	441,923	212,598
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,709,209	1,158,024	441,923
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(102,015)	(111,656)	(85,183)
Cash paid for tax (net of refunds)	(1,129)	(827)	(726)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Construction costs and property and equipment funded through accrued expenses and other current liabilities and other long-term liabilities	60,475	14,630	16,885
Land use right cost funded through accrued expenses and other current liabilities and land use rights payable	69,057		80
Costs of property and equipment funded through amounts due to affiliated companies	428	52
Deferred financing costs funded through accrued expenses and other current liabilities	7,080	778	240
Entertainment production costs funded through accrued expenses and other current liabilities	15
Acquisition of assets and liabilities funded through accrued expenses and other current liabilities and other long-term liabilities		48,473
Settlement of shareholders' loans through issuance of shares		$ 115,442